First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
October 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 97.3%
	California — 93.1%
$215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	$221,745
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/33	92,165
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/34	160,378
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/36	292,782
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/40	513,153
1,080,000	Beverly Hills CA Pub Fing Auth Wtr Rev, Ser A	4.00%	06/01/40	1,006,169
1,250,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,282,467
2,220,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,057,193
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bonds, Ser D (Mandatory put 11/01/28)	5.50%	05/01/54	1,023,135
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Green Bonds Clean Energy Proj, Ser C (Mandatory put 10/01/31)	5.25%	01/01/54	978,979
20,000	CA Cmnty Choice Fing Auth Green Bd Clean Energy Proj Rev, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	19,320
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref	4.00%	06/01/35	190,389
550,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	523,369
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	179,027
421,359	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	390,667
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/28	344,517
1,000,000	CA Pub Fin Auth Rev Var Sharp Hlthcare Remk 05/04/18, Ser B (a)	3.00%	08/01/52	1,000,000
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (b)	5.00%	11/15/36	265,005
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (b)	5.00%	11/15/56	196,481
750,000	CA Pub Fin Auth Sr Living Rev Green Bond Temps 70 ENSO Vlg Proj, Ser B-2 (b)	2.38%	11/15/28	704,055
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (b)	5.00%	07/01/40	593,375
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser A (b)	5.00%	07/01/30	255,392
830,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (b)	4.50%	07/01/26	820,743
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (b)	5.00%	07/01/34	499,186
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (b)	5.00%	07/01/27	106,445
400,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (b)	5.00%	07/01/39	393,681
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (b)	4.00%	07/01/48	490,594
200,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (b)	4.00%	07/01/25	195,775
200,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (b)	5.00%	07/01/32	187,652
545,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.00%	07/01/40	497,522
450,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	400,455
1,000,000	CA St	5.25%	10/01/45	1,075,625
1,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	1,486,400
1,000,000	CA St Hlth Facs Fing Auth Rev Kaiser Premanete, Ser A-2	4.00%	11/01/44	897,331
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	226,272
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	983,412

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Social Bonds, Ser B	5.00%	11/01/38	$998,122
800,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/31/24) (a) (b)	3.65%	01/01/50	795,546
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (c)	5.38%	07/01/34	242,582
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (d)	5.38%	07/01/34	250,231
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (b)	5.50%	06/01/38	235,865
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Acdmys Lincoln Proj, Ser A (b)	5.00%	10/01/39	807,649
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (b)	4.00%	07/01/26	192,170
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	411,822
600,000	CA St Muni Fin Auth Mobile Home Park Rev Bold Program, Ser B	5.50%	09/01/43	571,296
785,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/27	811,244
85,000	CA St Muni Fin Auth Mobile Home Park Rev Senior Caritas Affordable Hsg Inc Projs, Ser A	3.00%	08/15/32	75,204
400,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	400,952
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	597,420
220,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	3.00%	08/15/31	192,729
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	241,760
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	321,872
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM	5.25%	11/01/34	543,849
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM	5.25%	11/01/36	534,722
1,000,000	CA St Muni Fin Auth Rev Aldersly Proj, Ser A, CA MTG INS	5.00%	05/15/43	998,357
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj, CA MTG INS	5.00%	11/15/42	1,532,423
1,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/36	938,966
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	228,813
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	227,925
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	201,924
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	251,648
1,080,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	1,009,673
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	452,015
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	114,288
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	458,305
575,000	CA St Muni Fin Auth Rev Ref Southwestern Law Sch	4.00%	11/01/41	469,980
1,600,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 04/01/24) (a)	4.70%	07/01/41	1,600,212
700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	655,342
550,000	CA St Muni Fin Auth Spl Tax Rev Bold Program, Ser B	5.75%	09/01/53	522,820
550,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I	5.00%	05/15/27	563,402
350,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I	5.00%	05/15/40	347,659

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Waste Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	$961,330
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	584,031
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	941,937
1,750,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk 11, Ser B (Mandatory put 02/01/24) (a) (b)	4.38%	08/01/24	1,750,000
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,472,247
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (b)	5.00%	07/01/36	1,512,487
5,000	CA St Prerefunded Various Purp (Pre-refunded maturity 04/01/26)	5.00%	10/01/35	5,157
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,248
310,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser C	5.00%	11/01/26	322,119
75,000	CA St Ref	4.00%	08/01/34	74,256
1,000,000	CA St Ref	5.00%	11/01/39	1,031,291
700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/32	703,296
600,000	CA St Sch Fin Auth Chrt Sch Rev Sustainability Bonds Ref Camino Nuevo Chrt Acdmy, Ser A (b)	5.00%	06/01/43	525,626
1,000,000	CA St Stwd Cmntys Dev Auth Mf Var Hsg Iac Proj, Ser W-1 (a)	2.80%	08/01/34	1,000,000
1,000,000	CA St Stwd Cmntys Dev Auth Mfh Rev Var Adams Boulevard & Harvard Gardens Apartments Sub, Ser L-1 (Mandatory put 03/01/24)	3.50%	03/01/26	993,160
245,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs	5.00%	04/01/27	247,490
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs	4.00%	04/01/32	47,493
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA MTG INS (Pre-refunded maturity 02/15/26)	5.00%	08/15/33	51,594
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/41	421,127
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	201,178
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	280,133
1,140,000	CA St Stwd Cmntys Dev Auth Stwd Rev Stwd Cmnty Infra Prog, Ser C1	4.00%	09/02/31	1,042,730
500,000	CA St Univ Rev, Ser A	5.25%	11/01/48	529,100
95,000	CA St Unrefunded Various Purp	5.00%	10/01/35	96,602
1,000,000	CA St Unrefunded Wtr Sys, Ser AS	5.00%	12/01/26	1,015,495
705,000	CA Stwd Cmntys Dev Auth Rev Kaiser Permanente J Remk, Ser 2004-J (Mandatory put 11/01/29)	5.00%	04/01/36	746,296
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/30	248,947
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	289,972
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/32	244,862
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs	5.00%	04/01/30	101,003
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs	5.00%	04/01/31	176,777
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W A Remk, Ser A (Mandatory put 03/01/27)	5.00%	03/01/37	389,470
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	456,394
1,590,000	City of Santa Clara CA Swr Rev Green Bonds	4.25%	02/01/41	1,533,926
815,000	Clovis CA Unif Sch Dist Cops	5.00%	06/01/41	833,209

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	Clovis CA Unif Sch Dist Cops	5.00%	06/01/42	$508,647
500,000	Clovis CA Unif Sch Dist Cops	5.00%	06/01/43	506,741
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, BAM	4.00%	06/01/35	239,173
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	217,089
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (b)	4.00%	07/01/56	1,314,150
295,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	271,048
150,000	Dinuba CA Jt Unif Sch Dist, AGM	4.00%	02/01/35	146,402
920,000	E Bay CA Muni Util Dist Wtr Sys Rev Green Bond, Ser A	5.00%	06/01/38	963,429
795,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	789,485
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	1,071,022
1,000,000	Elk Grove CA Unif Sch Dist Election of 2016	4.00%	08/01/40	914,313
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	353,748
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	158,012
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	471,311
240,000	Fontana CA Spl Tax Spl Tax	4.00%	09/01/32	224,825
165,000	Fontana CA Unif Sch Dist Unrefunded, AGM	(e)	02/01/33	109,165
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	146,070
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity (06/01/28)	5.00%	06/01/34	797,444
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	999,958
1,000,000	Imperial CA Cmnty Clg Dist Election of 2022, Ser A, AGM	5.25%	08/01/53	1,034,516
2,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj	5.25%	05/01/48	2,022,900
2,000,000	Irvine CA Spl Tax Great Park Impt Area No 10, BAM	5.25%	09/01/53	2,082,245
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	153,309
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/39	1,086,028
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, Ser C, AMBAC	(e)	08/01/29	376,213
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	23,467
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	23,268
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	169,225
500,000	Long Beach CA Arpt Rev, Ser C, AMT, AGM	5.25%	06/01/47	498,215
225,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/30	242,782
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	10,172
500,000	Los Angeles CA Dept of Arpts Arpt Rev Green Bond Ref Subord Priv Activity, AMT	5.25%	05/15/42	501,758
50,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser A, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	52,537
1,100,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, AMT	5.00%	05/15/31	1,133,789
690,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, AMT	5.00%	05/15/36	697,587
1,000,000	Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev, Ser A	5.00%	07/01/48	1,011,917

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	Los Angeles CA Dept Wtr & Pwr Rev Var Ref Remk, Ser B-6 (a)	2.80%	07/01/34	$1,000,000
1,250,000	Los Angeles CA Trans	5.00%	06/27/24	1,260,633
1,000,000	Los Angeles CA Unif Sch Dist Rev, Ser C	5.00%	07/01/29	1,004,968
650,000	Los Angeles Cnty Ca Dev Auth Mf Hsg Rev Var, Ser C (Mandatory put 12/01/26)	3.75%	12/01/46	629,439
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	361,708
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	102,179
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	254,393
600,000	Menifee CA Spl Tax, Ser A	5.00%	09/01/43	563,176
700,000	Menifee CA Spl Tax, Ser A	5.00%	09/01/48	639,606
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	248,218
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	1,041,107
530,000	Modesto CA Elem Sch Dist Stanislaus Cnty Election of 2018 Measure D, Ser C	5.00%	08/01/41	555,151
1,125,000	Modesto CA Irr Dist Fing Auth Elec Sys Rev, Ser A	5.25%	10/01/48	1,162,000
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	100,743
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	187,428
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	903,693
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	260,713
1,400,000	Nrthrn CA Energy Auth Cmnty Spl Rev, Ser A (Mandatory put 07/01/24)	4.00%	07/01/49	1,391,257
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	91,802
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	58,764
275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	230,275
610,000	Orange Ctr CA Sch Dist Election of 2022, Ser A, AGM	5.25%	08/01/48	615,197
1,000,000	Oxnard CA Sch Dist Election of 2022, Ser A, BAM	5.00%	08/01/42	1,046,070
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	480,855
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	247,602
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	213,394
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	223,226
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	333,870
525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	519,760
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	452,200
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	445,071
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	187,901
750,000	Riverside CA Wtr Rev, Ser A	5.00%	10/01/47	772,022
400,000	Romoland Sch Dist Rev Underwood Impt Area No	5.00%	09/01/43	375,910
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/32	189,691
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/33	163,651
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/34	158,906
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/35	138,251
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/33	207,700
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (b)	5.00%	09/01/32	203,122
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	520,282
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/37	995,618

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	San Diego CA Pub Fac Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	$1,036,180
1,075,000	San Diego CA Pub Fac Fing Auth Wtr Rev, Ser A	5.00%	08/01/41	1,081,665
600,000	San Diego CA Pub Facs Fing Auth Lease Rev Capital Impt Projs, Ser A	5.00%	10/15/40	633,137
1,500,000	San Diego CA Unif Sch Dist Green Bond, Ser F2	5.00%	07/01/42	1,574,725
1,300,000	San Diego CA Unif Sch Dist Ref, Ser R-2, CONV CABS	(e)	07/01/41	1,066,201
510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute	5.00%	11/01/28	522,859
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	1,024,831
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	133,750
550,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref Rev, Ser B, AMT	5.00%	07/01/42	532,299
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	79,343
900,000	San Diego Cnty Water Auth Rev Proj Green Bond, Ser A	5.00%	05/01/25	919,197
1,000,000	San Francisco CA City & City Pub Utils Commn Wtr Rev Reg & Loc Wtr	5.25%	11/01/48	1,056,551
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	2,043,473
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020, AMT	5.00%	05/01/37	140,611
500,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs & Svcs, Ser A (b)	4.00%	09/01/46	369,442
935,000	San Francisco City & Cnty CA, Ser B	2.00%	06/15/29	808,644
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	102,646
1,350,000	San Francisco City & Cnty Redev Agy Successor Agy Rev Transbay Infra Proj, Ser B, AGM	5.00%	08/01/48	1,365,049
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(e)	01/15/29	138,237
120,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Ref Sr Lien Toll Road, Ser A	4.00%	01/15/37	113,045
1,145,000	San Jose CA Arpt Rev Ref, Ser A, AMT, BAM	4.00%	03/01/34	1,073,746
1,000,000	San Luis Coastal CA Unif Sch Dist Election of 2022, Ser A	5.00%	08/01/41	1,051,172
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref	5.25%	11/15/40	1,028,528
1,000,000	San Luis Obispo Pub Fing Auth Lease Rev Ref Cultural Arts Dist Parking Proj	5.00%	12/01/48	1,022,218
1,500,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	1,541,577
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Green Bond, Ser A	5.00%	08/01/40	530,243
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Green Bond, Ser A	5.00%	08/01/41	527,452
800,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (b)	4.00%	09/01/35	712,090
1,100,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,108,249
740,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	691,711
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	151,983
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	403,939
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	508,402

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	$253,528
735,000	Transbay Jt Pwrs Auth CA Green Bond Sr Tax Alloc Bonds, Ser A	5.00%	10/01/33	746,663
850,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	859,590
2,000,000	Univ of California CA Rev Ref, Ser BN	5.00%	05/15/42	2,109,751
1,000,000	Univ of California CA Rev Var Ref, Ser BP-2 (a)	2.60%	05/15/48	1,000,000
1,000,000	Univ of California CA Rev Var Ref Remk, Ser AL-4 (a)	2.65%	05/15/48	1,000,000
400,000	Univ of California CA Rgts Med Center Pooled Ref Var Ref Remk, Ser B-1 (a)	2.95%	05/15/32	400,000
330,000	Val Verde Unif Sch Dist Rev Commn Facs Dist	5.00%	09/01/38	317,993
500,000	Val Verde Unif Sch Dist Rev Commn Facs Dist	5.00%	09/01/43	464,755
1,000,000	Western Placer CA Unif Sch Dist Trans	6.25%	06/28/24	1,016,459
1,295,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj	5.00%	06/01/42	1,320,558
				136,637,630
	Florida — 0.2%
50,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	49,843
245,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	229,221
				279,064
	Guam — 0.1%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	98,074
	Illinois — 0.1%
135,000	Chicago IL Ref, Ser C	(e)	01/01/24	133,953
	Louisiana — 0.5%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj (Mandatory put 06/01/30) (b)	6.10%	06/01/38	783,340
	Ohio — 0.4%
640,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	524,285
	Puerto Rico — 2.5%
500,000	Puerto Rico Cmwlth Hwy & Transprtn Auth Restructured Toll Restructured, Ser A	5.00%	07/01/62	493,750
510,000	Puerto Rico Cmwlth Hwy & Transprtn Auth Restructured Toll Restructured, Ser B, CABS	(e)	07/01/32	325,762
1,100,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	958,720
500,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	386,935
578,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	500,736
1,136,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Converted, Ser A-2	4.33%	07/01/40	984,146
				3,650,049
	Texas — 0.2%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	357,725

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah — 0.2%
$500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	$333,326

	Total Investments — 97.3%			142,797,446
	(Cost $151,661,675)
	Net Other Assets and Liabilities — 2.7%			3,946,065
	Net Assets — 100.0%			$146,743,511
Futures Contracts at October 31, 2023 :

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	45	Dec-2023	$(4,777,734)	$168,328
Ultra 10-Year U.S. Treasury Notes	Short	59	Dec-2023	(6,420,860)	109,766
				$(11,198,594)	$278,094

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2023, securities noted as such amounted to $19,305,388 or
13.2% of net assets.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CA MTG INS	– California Mortgage Insurance
CABS	– Capital Appreciation Bonds
CONV CABS	– Convertible Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$142,797,446	$—	$142,797,446	$—
Futures Contracts	278,094	278,094	—	—
Total	$143,075,540	$278,094	$142,797,446	$—

*	See Portfolio of Investments for state and territory breakout.

Restricted Securities
As of October 31, 2023, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$97.03	$250,554	$242,582	0.17%

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
October 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 97.3%
	Florida — 1.8%
$250,000	Ridge at Apopka CDD Fl Spl Assmnt	5.38%	05/01/42	$229,804
	New York — 89.9%
100,000	Build NYC Res Corp NY Rev Social Bond E Harlem Scholars Acdmy Chrt Sch Proj (a)	5.75%	06/01/42	97,217
300,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	283,533
300,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	288,084
250,000	City of NY, Ser C	4.00%	08/01/41	220,567
250,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Social Bonds Tomopkins Terrace Housing LP Proj	5.00%	10/01/40	245,767
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	233,781
250,000	Elba Twp NY, BANS	5.00%	03/14/24	250,786
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	252,986
250,000	Irondequoit NY, Ser B	4.00%	12/15/23	250,022
295,000	Livingston Cnty NY Ref	4.00%	05/01/33	290,978
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	315,368
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	370,106
255,000	Met Transprtn Auth NY Dedicated Tax Fund Green Bond, Ser B-1	5.00%	11/15/36	258,004
275,000	Met Transprtn Auth NY Rev Green Bond Ref, Ser C-1	4.00%	11/15/37	246,529
305,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/29	327,223
300,000	Nassau Cnty NY Indl Dev Agy Var Ref & Impt Cold Spring (b)	3.20%	01/01/34	300,000
250,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	229,112
300,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	287,798
265,000	New York City NY Muni Wtr Fin Auth Ref 2nd Gen Resolution	4.00%	06/15/40	238,244
250,000	New York City NY Transitional Fin Auth Rev Multi Modal Bonds Subord, Ser B-1	4.00%	08/01/39	225,932
285,000	New York St Dorm Auth Revs Non St Supported Debt, Ser A	5.00%	07/01/40	290,400
250,000	New York St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr	5.00%	07/01/39	254,407
325,000	New York St Dorm Auth Revs Non St Supported Debt Ref- Northwell Hlth Oblig Grp	5.00%	05/01/38	328,375
250,000	New York St Dorm Auth Revs Non St Supported Debt Sch Dists Rev Bond Fing Prog, Ser A, BAM	5.00%	10/01/29	265,026
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	294,997
250,000	NY St Energy, Ser C	4.00%	04/01/34	233,176
250,000	NY St Envrnmntl Facs Corp Solid W Disp Rev BDS Casella Waste Sys, AMT (Mandatory put 09/03/30) (a)	5.13%	09/01/50	241,524
250,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref Subord, AMT (Mandatory put 02/01/24) (b)	4.88%	05/01/30	250,000
290,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref Subord, Ser B	5.00%	06/15/44	295,384
250,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	210,235
360,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Air Lines Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	331,232
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	242,026

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$435,000	NY St Transprtn Dev Corp Spl Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	$440,653
250,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/35	264,437
250,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	187,119
250,000	Port Auth Of NY & NJ NY Ref Two Hundred Ninth Ser, BAM	5.00%	07/15/32	260,941
290,000	Southampton Vlg NY Ambulance Bldg	2.13%	03/01/29	250,307
250,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	218,774
250,000	Triborough NY Bridge & Tunnel Auth Revs Ref, Ser B	5.00%	11/15/38	254,057
250,000	Westchester Cnty NY Green Bond, Ser B	4.00%	12/15/34	255,625
250,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	248,170
200,000	Western Nassau Cnty Wtr Auth Green Bonds, Ser A	4.00%	04/01/46	166,803
250,000	Yonkers NY, Ser F	5.00%	11/15/41	254,047
				11,249,752
	Puerto Rico — 5.6%
400,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	348,626
400,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	346,530
				695,156

	Total Investments — 97.3%			12,174,712
	(Cost $12,830,373)
	Net Other Assets and Liabilities — 2.7%			337,611
	Net Assets — 100.0%			$12,512,323
Futures Contracts at October 31, 2023 :

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	2	Dec-2023	$(212,344)	$6,891
Ultra 10-Year U.S. Treasury Notes	Short	4	Dec-2023	(435,312)	1,750
				$(647,656)	$8,641

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2023, securities noted as such amounted to $338,741 or 2.7% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
October 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$12,174,712	$—	$12,174,712	$—
Futures Contracts	8,641	8,641	—	—
Total	$12,183,353	$8,641	$12,174,712	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Exchange-Traded Fund III
Additional Information
October 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.